ORGANIZATION, BUSINESS AND OPERATIONS (Details Textual)	1 Months Ended		12 Months Ended						12 Months Ended			0 Months Ended			12 Months Ended
	May 31, 2011	Mar. 31, 2011	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011	May 16, 2011	Aug. 18, 2010 USD ($)	Aug. 18, 2010 CNY	Dec. 31, 2011 TOFA And Tongda [Member]	Dec. 31, 2013 Victor Score [Member]	Dec. 31, 2013 Apex Wealth [Member]	Feb. 12, 2010 Dalian Xinding [Member]	Jun. 17, 2012 Panjin Cable [Member]	Mar. 15, 2011 Victor Score Limited [Member] USD ($)	Dec. 31, 2011 Victor Score Limited [Member] Share Exchange Agreement [Member] Common Stock [Member] USD ($)	Dec. 31, 2011 Victor Score Limited [Member] Share Exchange Agreement [Member] Preferred Stock [Member] USD ($)
Schedule of Organization, Business And Operations [Line Items]
Ordinary share, shares issued			27,780,000	27,780,000										2,665,075
Ordinary share, par value			$ 0.000256	$ 0.000256										$ 0.00128
Stock Issued															$ 32,839,910	$ 104,572
Stockholders' Equity, Reverse Stock Split	1 for 2
Ordinary Share Outstanding After Reverse Stock Split						17,322,805
Conversion of Stock, Shares Converted	104,572	104,572
Convertible Preferred Stock, Shares Issued upon Conversion						10,457,195
Ordinary share, shares outstanding			27,780,000	27,780,000	27,780,000
Percentage Receives As Net Profit									100.00%	100.00%	100.00%	100.00%
Capital Units Authorized Value							$ 732,504	5,000,000
Variable Interest Entity Agreements Term Description			The VIE Agreements each have an initial term of 10 years and may only be extended upon the written agreement of Dalian Xinding
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners													10.00%
Contractual Agreements Description			The contractual agreements between the Company, TOFA and Tongda have an initial term of 10 years.